Events after the balance sheet date (Details) $ / shares in Units, $ in Millions			2 Months Ended	12 Months Ended
		Feb. 16, 2023 AUD ($)	Feb. 22, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Redemption of securities	[1]			$ 2,266,000,000	$ 2,000,000,000	$ 1,450,000,000
Issued by HSBC Holdings
Disclosure of non-adjusting events after reporting period [line items]
Redemption of securities				$ 2,266,000,000	$ 2,000,000,000	$ 1,450,000,000
$2,350m issued at 6.250%
Disclosure of non-adjusting events after reporting period [line items]
Other equity instruments interest rate				6.25%
Major equity transaction | $2,350m issued at 6.250% | Issued by HSBC Holdings
Disclosure of non-adjusting events after reporting period [line items]
Redemption of securities				$ 2,350,000,000
Other equity instruments interest rate				6.25%
Exercise of call option | AUD 350M
Disclosure of non-adjusting events after reporting period [line items]
Call option exercised		$ 350
Exercise of call option | AUD 650M MREL
Disclosure of non-adjusting events after reporting period [line items]
Call option exercised		$ 650
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares				$ 0.23
Dividends declared before financial statements authorized for issue				$ 4,593,000,000
Ordinary shares | Dividends to shareholders
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share) | $ / shares			$ 0.23
Dividends declared before financial statements authorized for issue			$ 4,593,000,000

[1]	During 2022, HSBC Holdings redeemed €1,500m 5.250% perpetual subordinated contingent convertible capital securities and SGD1,000m 5.875% perpetual subordinated contingent convertible capital securities. For further details, see Note 32. In 2021, HSBC Holdings redeemed $2,000m 6.875% perpetual subordinated contingent convertible capital securities. In 2020, HSBC Holdings called and later redeemed $1,450m 6.20% non-cumulative US dollar preference shares.